Stock-Based Compensation - RSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of RSUs
Outstanding, beginning balance (in shares)	2,115,162
Granted (in shares)	5,957,968
Vested (in shares)	(946,091)
Forfeited (in shares)	(985,925)
Outstanding, ending balance (in shares)	6,141,114	2,115,162
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in dollars per share)	$ 6.10
Granted (in dollars per share)		$ 1.78
Vested (in dollars per share)		5.96
Forfeited (in dollars per share)		3.30
Outstanding, ending balance (in dollars per share)	$ 2.38	$ 6.10